Note 10 - Income Taxes (Details) - Deferred Income Taxes Location on Consolidated Balance Sheets (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 10 - Income Taxes (Details) - Deferred Income Taxes Location on Consolidated Balance Sheets [Line Items]
Net current liabilities			$ (11,000)
Net non-current liabilities	(42,000)	(42,000)	(31,000)
Total		(42,000)	(42,000)
Other Current Liabilities [Member]
Note 10 - Income Taxes (Details) - Deferred Income Taxes Location on Consolidated Balance Sheets [Line Items]
Net current liabilities			(11,000)
Other Noncurrent Liabilities [Member]
Note 10 - Income Taxes (Details) - Deferred Income Taxes Location on Consolidated Balance Sheets [Line Items]
Net non-current liabilities		$ (42,000)	$ (31,000)